Segment information - Operating loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss):	$ (21,393)	$ (52,718)	$ (66,688)
Restructuring costs	(825)	(808)	(1,682)
Foreign exchange gain (loss)	2,537	(8,957)	(562)
Impairment of long lived assets	(688)	(736)	(1,550)
Less: equity investee operating income	(68,427)	(55,411)	(57,276)
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss):	47,034	2,693	(9,412)
Operating Segments | Transportation
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss):	(798)	(10,706)	(40,638)
Operating Segments | CWI
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss):	68,427	55,411	57,276
Operating Segments | Corporate
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss):	(21,619)	(31,511)	(22,256)
Segment Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Restructuring costs	(825)	(808)	(1,682)
Foreign exchange gain (loss)	2,537	(8,957)	(562)
Impairment of long lived assets	(688)	(736)	(1,550)
CNG Compressor Business and Industrial Business Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Consolidated operating income (loss) from discontinued operations	$ (147)	$ (972)	$ 909